Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (417,309)	$ 81,562	$ 155,667	$ 267,562	$ (768,847)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	28,089	24,225	50,854	34,887	13,277
Accretion of premium on available-for-sale debt securities		(1,887)	(2,268)	(7,738)	(353,422)
Realized and unrealized losses (gains) on digital assets	7,189	(2,308)	(12,878)	(13,010)	269,277
Change in fair value of convertible debt, warrant liability, and embedded derivatives	170,106	(1,880)	(10,024)	(25,343)	486,938
Digital assets received for services	(9,416)		(1,500)	(4,476)	(7,235)
Equity securities received for services	(3,826)
Deferred taxes	(5,751)	(2,235)	(2,806)	(32,893)	(786)
Realized and unrealized losses (gains) on available-for-sale debt securities and strategic investments	1,416	(3,636)	(434)	1,749	26,877
Gain on sale of long-lived assets			73	(21,521)
Shares issued for merger termination					15,520
Stock-based compensation	447,682	26,229	50,134	107,999	69,266
Foreign currency remeasurement	8,763	45
Provision for warrants in common stock	5,565
Other non-cash items	2,306	1,323	322	4,811	5,547
Changes in operating assets and liabilities:
Accounts receivable	(8,635)	1,341	(4,569)	2,244	18,735
Prepaid expenses and other current assets	(42,104)	7	(21,764)	(51,161)	(77,571)
Accounts payable and accrued expenses	123,981	4,502	132,878	(123,833)	227,300
Other current liabilities	(4,340)	(2,333)	10,891	291	2,431
Net cash provided by operating activities	303,716	124,955	344,576	139,568	(72,693)
Cash flows from investing activities
Proceeds from sale of discontinued business					1,000
Purchase of available-for-sale debt securities		(99,313)	(99,313)	(311,639)	(102,850,973)
Sale and maturities of available-for-sale securities		168,942	341,561	8,827,550	94,442,236
Business combinations, net of cash acquired	(7,734)				(43,456)
Cash acquired from acquisition of equity method affiliate				1,629
Sale and return of investments	194	447	739	1,107
Purchase of investments	(6,370)	(1,063)	(4,265)	(2,661)	(16,032)
Proceeds from sale of digital assets	79	4,465	4,805	27,301
Capitalization of software development costs	(24,858)	(17,906)	(39,098)	(32,862)	(18,315)
Purchase of long-lived assets	(7,419)	(3,351)	(18,128)	(654)	(3,050)
Net cash (used in) provided by investing activities	(46,108)	52,221	186,301	8,509,771	(8,488,590)
Cash flows from financing activities
Net changes in deposits held for stablecoin holders	17,339,497	7,631,639	19,452,147	(20,322,155)	2,176,756
Purchase of treasury stock				(8,745)
Proceeds from issuance of preferred stock					400,999
Proceeds from issuance of common stock in connection with initial public offering, net of underwriting discounts and commissions and offering costs	572,558
Payment of withholding taxes on settlement of restricted stock units	(121,794)
Capitalized transaction costs		(268)	(3,870)
Proceeds from exercise of stock options	6,800	629	1,614	1,037	486
Net cash provided by financing activities	17,797,061	7,632,000	19,449,891	(20,329,863)	2,578,241
Effect of exchange rate changes on cash and cash equivalents, restricted and segregated cash	53,247	(2,234)	(7,099)	1,097	3,620
Unrealized gains (losses) on available-for-sale debt securities classified as cash equivalents, net of tax		(1)	(224)	(254)	136
Net increase (decrease) in cash and cash equivalents, restricted and segregated cash	18,107,916	7,806,941	19,973,445	(11,679,681)	(5,979,286)
Cash and cash equivalents, restricted and segregated cash at the beginning of the period	44,967,604	24,994,159	24,994,159	36,673,840	42,653,126
Cash and cash equivalents, restricted and segregated cash at the end of the period	63,075,520	32,801,100	44,967,604	24,994,159	36,673,840
Cash and cash equivalents, restricted and segregated cash consisted of the following:
Cash and cash equivalents	1,118,119	457,457	750,981	368,623	664,650
Restricted Cash	3,210	3,596	3,558	3,575	15,914
Cash and cash equivalents segregated for corporate-held stablecoins	588,271	348,874	294,493	275,809	5,311
Cash and cash equivalents segregated for the benefit of stablecoin holders	61,365,920	31,991,173	43,918,572	24,346,152	35,987,965
Total cash and cash equivalents, restricted and segregated cash	63,075,520	32,801,100	44,967,604	24,994,159	36,673,840
Supplemental disclosure of cash flow information
Obligations to return digital asset collateral		(1,905)	(2,700)	(7,053)	(211,594)
Cash paid for income taxes	13,525	26,678	75,579	81,037	7,424
Cash paid for interest	180	271	258	253	350
Digital assets collateral received		1,905	1,905	7,053	(185,830)
Net changes in the purchase and redemption of digital financial assets	(13,820)	15,567	14,328
Proceeds from Sale of Intangible Assets				21,634
Stablecoins repaid			16,513	16,459	(154,837)
Stablecoins receivable				(23,397)	138,821
Non-cash consideration for asset acquisition				(209,938)
Non-cash purchase of investments and digital assets	(379)	(5,650)	(6,570)	(8,937)	(20,497)
Capitalized stock-based compensation expense related to internally developed software	68,348	6,944	13,646	13,118	6,262
Purchases of property, plant and equipment included in accounts payable and accrued expenses	(1,270)		2,874
Unrealized gain (loss) on available-for-sale debt securities		(233)	(224)	(815)	1,039
Unrealized gain (loss) on convertible notes—credit risk, net of tax	(71)	91	$ 840	$ 1,182	(3,155)
Non-cash consideration for business combinations	89,919				(141,618)
Conversion of redeemable convertible preferred stock to common stock in connection with initial public offering	1,140,502
Deferred offering costs not yet paid	2,794
Right-of-use assets recognized on adoption of ASU 2016-02					3,273
Repayment of loans payable					(25,000)
Non-cash interest payments					$ (6,061)
Receipt of stablecoins receivable	$ 7,000	$ 6,513